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CornerCap Small-Cap Value Fund
CornerCap Small-Cap Value Fund
Investment Objective
The investment objective of the CornerCap Small-Cap Value Fund (the “Fund”) is long-term capital appreciation with a secondary objective of generating income from dividends or interest on securities.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (Fees paid directly from your investment) The Fund does not charge any sales charges or sales loads. If you buy or sell shares indirectly through a financial intermediary instead of directly from the Fund, you may be charged a fee by the financial intermediary.
Shareholder Fees - CornerCap Small-Cap Value Fund		Investor Shares	Institutional Shares
Redemption Fee (as a percentage of Amount Redeemed)	[1]	1.00%	1.00%
[1]	Subject to certain exceptions, which are described more fully under “SELLING SHARES - Redemption Fee,” the Fund charges a 1.00% redemption fee (calculated as a percentage of the amount redeemed) that is applicable to all redemptions (sales or exchanges) made within within sixty (60) days of your initial purchase of shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - CornerCap Small-Cap Value Fund	Institutional Shares	Investor Shares
Management Fees	0.90%	0.90%
Distribution and/or Service (12b-1) Fees	none	none
Other Expenses	0.10%	0.40%
Total Annual Fund Operating Expenses	1.00%	1.30%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - CornerCap Small-Cap Value Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Institutional Shares	102	318	552	1,225
Investor Shares	132	412	713	1,568

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 116% of the average value of its portfolio.

Principal Investment Strategies

The Small-Cap Value Fund normally invests more than 80% of its net assets (including borrowings for investment, if any) in equity securities of small-cap U.S. companies. The Adviser defines small-cap companies as those companies with market capitalizations within the range of the Russell 2000® Index at the time of purchase. The market capitalization range of the Russell 2000® Index was $25 million to $10.2 billion as of June 30, 2022, and is expected to change frequently. Under normal circumstances, the Small-Cap Value Fund will be invested in common stocks that the Adviser believes are attractively valued relative to their growth potential or undervalued in the market. The Adviser uses Fundametrics®, the Adviser’s proprietary quantitative research system, to select stocks for the Fund. Fundametrics® evaluates all stocks in the Small-Cap Value Fund’s investible universe with respect to over 120 fundamental factors. Fundametrics® was designed to evaluate stocks on many of the same criteria used by a human analyst, but is done using a systematic approach intended to minimize human emotion and bias.

Buy and sell decisions are determined by a subset of factors contained within the Fundametrics® “Alpha Composite” and “Financial Warnings Overlay”. The Alpha Composite is a combination of alpha seeking factors designed to identify stocks with potential for excess returns. The makeup of the Alpha Composite is primarily comprised of value-focused factors; however, for diversification purposes, it also includes additional factors, such as growth- and momentum-focused factors that the Adviser believes have low correlations to the Alpha Composite’s value-focused factors. The Financial Warnings Overlay is then applied to the Fund’s investible universe of stocks using a separate set of risk factors designed to identify stocks with risk levels that the Adviser believes will lead to under performance. The Financial Warnings Overlay is designed to avoid high risk stocks that otherwise have attractive valuation metrics. Potential “buy” stocks - those that score highly with respect to the Alpha Composite and pass the Financial Warnings Overlay - are then evaluated with respect to whether they would improve portfolio diversification. The Fund typically sells stocks that score low on the Alpha Composite or are flagged by the Financial Warnings Overlay as presenting unreasonable risk.

Principal Risks

An investment in the Fund is subject to investment risks, including the risk of losing money on an investment in the Fund. The principal risks of the Fund are:

Business and Company Risk: The Fund’s investments in certain industries or companies in an industry may underperform other industries or companies, and the Fund’s investments may be less responsive to competitive challenges or opportunities and unable to attain growth or mitigate losses in certain circumstances or economic environments.

Equity Security Risk: The prices of equity securities will fluctuate – sometimes dramatically – over time and the Fund could lose a substantial part, or even all, of its investment in a particular issue.

Financial Sector Concentration Risk: At times the Small-Cap Value Fund is concentrated in securities of companies principally engaged in the banking or financial services sectors. As a result, the Small-Cap Value Fund may be subject to greater risks than a portfolio without such a concentration. This is especially true with respect to the risks associated with regulatory developments, competition, and economic developments in, or related to, the banking and financial services industries. Adverse changes in any of these areas may adversely affect the value of the Small-Cap Value Fund.

Management Risk: The specific securities selected by the Adviser may perform poorly and may cause the Fund to underperform other mutual funds with similar investment objectives.

Market Risk: Stock prices fluctuate in response to many factors, including the activities of individual companies and general market and economic conditions.

Portfolio Turnover Risk: As a result of its trading strategies, the Fund may have a higher portfolio turnover rate than other mutual funds. Since portfolio turnover may involve paying brokerage commissions and other transaction costs, higher turnover generally results in additional Fund expenses, which may lower the performance of the Fund due to these increased costs and may also result in the realization of short-term capital gains.

Real Estate Investment Trusts (“REITs”) Risk: REITs are companies that invest in real estate or interests therein. Investments in real estate securities are subject to risks inherent in the real estate market, including risks related to possible declines in the value of and demand for real estate, which may cause the value of the Fund to decline.

Regulatory Risk: New or changing regulations of particular industries may materially impact the value of companies within the affected industry.

Sector Risk: Sector risk is the possibility that securities within the same group of industries will decline in price due to sector-specific market or economic developments. If the Fund invests more heavily in a particular sector, the value of its shares may be more sensitive to any single economic, business, political or regulatory occurrence than a mutual fund that is more widely diversified. The sectors in which the Fund may invest in more heavily will vary.

Small-Cap Company Risk: Stocks of smaller companies may have more risks than larger companies and small-cap company securities may be more susceptible to market downturns and their prices may be more volatile, subjecting the Fund to investment losses.

Undervalued Stocks Risk: The Fund will suffer losses if stocks the Adviser believes are undervalued and/or are temporarily out of favor in the market are not undervalued in the market, or they continue to be out of favor.

Performance

The chart and table provide some indication of the risks of investing in the Fund by showing the changes in the Investor Shares performance from year to year and how the Fund’s average annual returns for one year, five year, ten year and since inception periods compare to those of a broad-based securities market index. The returns of the Russell 2000® Index are also presented in order to compare the performance of the Fund with the returns of a small-cap stock market index of the smallest 2,000 stocks in the Russell 3000 Index. Because the Institutional Shares have lower expenses than the Investor Shares, the performance of the Institutional Shares would be higher than the performance of the Investor Shares realized for the same period. Updated performance information is available at www.cornercapfunds.com or by calling (888) 813-8637 (toll free).

Performance information (before and after taxes) represents only past performance and does not necessarily indicate future results.

Year-by-Year Total Return as of December 31 CornerCap Small-Cap Value Fund – Investor Shares

The Fund’s Investor Shares prospectus and Institutional Shares prospectus have been combined into a single prospectus. The bar chart depicts the performance of the Fund’s Investor Shares, which is the share class with the longest period of annual returns.

The calendar year-to-date total return as of June 30, 2022 was -12.73%.

During the period shown, the highest return for a quarter was 26.64% for the quarter ended December 31, 2020, and the lowest return was -33.77% for the quarter ended March 31, 2020.

The Fund’s annual returns shown on the bar chart do not reflect the impact of taxes. The table below shows before and after-tax performance. After-tax returns are calculated using the highest individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Investor Shares of the Fund and after-tax returns for the Institutional Shares will vary.

Average Annual Total Returns (For the periods ended December 31, 2021)
Average Annual Total Returns - CornerCap Small-Cap Value Fund	1 Year	5 Years	10 Years		Since Inception		Inception Date
Institutional Shares	35.01%	10.18%	13.59%	[1]	10.18%	[1]	Sep. 30, 1992
Investor Shares	34.53%	9.85%	13.38%		10.11%
Investor Shares | After Taxes on Distributions	23.53%	6.10%	10.08%		8.33%
Investor Shares | After Taxes on Distributions and Sales	23.03%	6.43%	9.74%		8.16%
Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)	28.27%	9.07%	12.03%		10.92%
Russell 2000® Index (reflects no deduction for fees, expenses or taxes)	14.82%	12.02%	13.23%		10.23%
[1]	Institutional Shares commenced operations on December 29, 2015. Performance for the 10 year and Since Inception periods is a blended average annual return which includes the returns of Investor Shares (inception date September 30, 1992) prior to the commencement of operations of Institutional Shares, and is calculated using the fees and expenses in effect for the Investor Shares during the periods shown, net of any applicable fee and expense limitations or waivers. If Institutional Shares had been available during periods prior to December 29, 2015, the performance shown may have been different. The performance shown for the periods following the Fund’s commencement of Institutional Shares reflects the fees and expenses of Institutional Shares, net of any applicable fee and expense limitations or waivers.